Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”)

Bank of America, N.A.

BofA Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BAMLL Commercial Mortgage Securities Trust 2024-NASH (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-NASH (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 May 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 May 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a promissory note evidencing a two-year (subject to three, one-year extension options), floating rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a mortgage lien on the borrower’s fee simple, leasehold and condominium interests and the operating lessee’s leasehold interests in one full service hotel condominium unit (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 June 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”) and
e.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Margin,
b.	SOFR rounding methodology,
c.	SOFR Floor and
d.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 5.35000% provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate and
ii.	Whole Loan Interest Rate (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

11.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at SOFR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at SOFR Cap) and
iv.	Annual Whole Loan Debt Service (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at SOFR Cap),” as shown on the Final Data File.

Attachment A Page 5 of 6

12.	Using the:

a.	Annual Whole Loan Debt Service,
b.	Annual Whole Loan Debt Service (at SOFR Cap),
c.	Underwritten NOI and
d.	Underwritten Net Cash Flow,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Whole Loan NCF DSCR,
iii.	Whole Loan NOI DSCR at SOFR Cap and
iv.	Whole Loan NCF DSCR at SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through iv. above to two decimal places.

13.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Underwritten NOI and
c.	Underwritten Net Cash Flow,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY and
ii.	Whole Loan NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

14.	Using the:

a.	Whole Loan Cut-off Balance,

b.	Whole Loan Initial Maturity Balance and

c.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV and
ii.	Maturity Whole Loan LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

15.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Appraised Value ($) and
c.	Units,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit and
ii.	Appraised Value ($) / Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee and
d.	CREFC Royalty Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Amended and Restated Promissory Note	9 May 2024

Mortgage Loan Agreement	9 May 2024

Guaranty Agreement	9 May 2024

Cash Management Agreement	9 May 2024

Environmental Indemnity Agreement	9 May 2024

Settlement Statement	9 May 2024

Interest Rate Cap Agreement	9 May 2024

Bloomberg Screenshot for SOFR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 March 2024

Engineering Report	28 February 2024

Environmental Phase I Report	28 February 2024

Underwriter’s Summary Report	1 May 2024

Management Agreement	24 February 2006

Management Agreement Amendments	Various

Owner Agreement	24 February 2006

Pro-forma Title Policy	Not Dated

STR Reports	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Capital Expenditure Reports	Not Dated

Insurance Review Report	2 May 2024

CoStar Market Reports	Various

Condominium Documents	Various

Ground Leases	Various

Ground Lease Estoppels	Various

Ground Lease Amendments	Various

Operating Leases	Various

Operating Lease Amendments	Various

Air Rights Lease Documents	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Capital Expenditure Reports
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Ownership Interest	Pro-forma Title Policy
Property Management	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report

Hotel Operating Information:

Characteristic	Source Document(s)

2018 Occupancy %	Underwriter’s Summary Report
2018 ADR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 Occupancy %	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 Occupancy %	Underwriter’s Summary Report
2020 ADR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2021 Occupancy %	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 Occupancy %	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 Occupancy %	Underwriter’s Summary Report
2023 ADR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2018 Revenues	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Repor t
2018 NCF	Underwriter’s Summary Report
2019 Revenues	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
2020 Revenues	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report
2021 Revenues	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 Revenues	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 Revenues	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)
Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement
Whole Loan Margin	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest accrual period start	Mortgage Loan Agreement
Interest accrual period end	Mortgage Loan Agreement
Interest rate adjustment frequency	Mortgage Loan Agreement
SOFR rounding methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Cap	Mortgage Loan Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
SOFR Cap expiration date	Interest Rate Cap Agreement
SOFR Cap provider	Interest Rate Cap Agreement
SOFR Cap provider rating (Moody's/S&P/Fitch)	Bloomberg Screenshot for SOFR Cap Provider Rating
Prepayment String (see Note 3)	Mortgage Loan Agreement
Lockout Payments (see Note 3)	Mortgage Loan Agreement
SM Payments (see Note 3)	Mortgage Loan Agreement
Open Payments (see Note 3)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 5)	Mortgage Loan Agreement
Cash Management Type (see Note 6)	Mortgage Loan Agreement
Principal / Loan Sponsor	Guaranty Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the manager(s) to deposit all revenues collected into a cash management account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “In Place” if all revenues are deposited into a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Loan/Property Name
Appraisal Type
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Royalty Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.